united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2018

Item 1. Schedule of Investments.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Principal Amount		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY NOTES - 77.1%
$2,500,000	United States Treasury Note	0.7500	7/31/2018	$2,497,889
3,000,000	United States Treasury Note	1.0000	8/15/2018	2,996,846
13,000,000	United States Treasury Note	1.2500	11/30/2018	12,955,820
2,250,000	United States Treasury Note	1.2500	1/31/2020	2,207,241
750,000	United States Treasury Note	1.5000	2/28/2019	746,382
2,250,000	United States Treasury Note	1.5000	10/31/2019	2,222,358
2,250,000	United States Treasury Note	1.5000	4/15/2020	2,210,273
2,250,000	United States Treasury Note	1.6500	7/31/2019	2,231,763
	TOTAL U.S. TREASURY NOTES (Cost - $28,095,066)			28,068,572

	TOTAL INVESTMENTS - 77.1% (Cost - $28,095,066)			$28,068,572
	OTHER ASSETS AND LIABILITIES - NET - 22.9%			8,314,804
	TOTAL NET ASSETS - 100.0%			$36,383,376

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Description	Number of Contracts	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
SHORT FUTURES CONTRACTS
10 Year AUD Government Bond Future	1	Morgan Stanley	Sep-18	$95,579	$(1,133)
90 Day Euro Future	1	Morgan Stanley	Dec-18	243,400	(88)
90 Day Euro Future	22	Morgan Stanley	Mar-19	5,348,200	75
90 Day Euro Future	41	Morgan Stanley	Jun-19	9,957,363	(163)
90 Day Euro Future	39	Morgan Stanley	Sep-19	9,465,300	(325)
90 Day Euro Future	35	Morgan Stanley	Dec-19	8,490,563	(1,063)
90 Day Euro Future	33	Morgan Stanley	Mar-20	8,004,150	(900)
90 Day Euro Future	27	Morgan Stanley	Jun-20	6,548,850	(1,138)
90 Day Euro Future	24	Morgan Stanley	Sep-20	5,821,500	(3,050)
90 Day Euro Future	20	Morgan Stanley	Dec-20	4,851,000	(3,713)
90 Day Sterling (Short Sterling) Future	6	Morgan Stanley	Mar-19	980,881	(62)
90 Day Sterling (Short Sterling) Future	22	Morgan Stanley	Jun-19	3,594,384	943
90 Day Sterling (Short Sterling) Future	2	Morgan Stanley	Sep-19	326,564	(16)
90 Day Sterling (Short Sterling) Future	4	Morgan Stanley	Dec-19	652,666	22
90 Day Sterling (Short Sterling) Future	25	Morgan Stanley	Mar-20	4,077,101	(4,324)
90 Day Sterling (Short Sterling) Future	5	Morgan Stanley	Jun-20	815,090	(587)
90 Day Sterling (Short Sterling) Future	14	Morgan Stanley	Sep-20	2,281,097	(4,906)
90 Day Sterling (Short Sterling) Future	18	Morgan Stanley	Dec-20	2,931,651	(362)
Australian Dollar Future	83	Morgan Stanley	Sep-18	6,140,340	61,745
Canadian Dollar Future	104	Morgan Stanley	Sep-18	7,920,640	47,290
Coffee Future +	6	Morgan Stanley	Sep-18	258,975	4,519
Coffee Future +	5	Morgan Stanley	Dec-18	222,281	1,744
Coffee Future +	5	Morgan Stanley	Mar-19	228,938	2,250
Copper Future +	1	Morgan Stanley	Sep-18	74,150	450
Corn Future +	16	Morgan Stanley	Dec-18	297,000	10,088
Corn Future +	9	Morgan Stanley	Mar-19	171,563	(1,550)
Euro FX Future	46	Morgan Stanley	Sep-18	6,748,488	76,119
Gold 100 Oz. Future +	13	Morgan Stanley	Aug-18	1,630,850	17,610
Hard Red Winter Wheat Future +	3	Morgan Stanley	Sep-18	73,275	275
Japanese Yen Future	24	Morgan Stanley	Sep-18	2,720,250	13,644
Lean Hogs Future +	6	Morgan Stanley	Aug-18	183,480	130
Lean Hogs Future +	2	Morgan Stanley	Oct-18	47,820	900
Lean Hogs Future +	1	Morgan Stanley	Dec-18	21,820	650
Live Cattle Future +	8	Morgan Stanley	Aug-18	341,520	(4,670)
Live Cattle Future +	2	Morgan Stanley	Oct-18	88,020	(2,210)
LME Primary Aluminum Future +	1	Morgan Stanley	Sep-18	53,294	771
Mexican Peso Future	4	Morgan Stanley	Sep-18	99,420	(4,235)
Mini MSCI Emerging Markets Future	4	Morgan Stanley	Sep-18	212,660	(2,940)
New Zealand Dollar Future	79	Morgan Stanley	Sep-18	5,348,300	110,110
Soybean Future +	19	Morgan Stanley	Nov-18	836,000	57,525
Soybean Meal Future +	12	Morgan Stanley	Dec-18	395,880	17,910
Swiss Franc Future	69	Morgan Stanley	Sep-18	8,758,688	48,288
US 2 Year Note (CBT) Future	54	Morgan Stanley	Sep-18	11,438,719	7,891
US 5 Year Note (CBT) Future	83	Morgan Stanley	Sep-18	9,430,227	6,133
US 10 Year Note (CBT) Future	72	Morgan Stanley	Sep-18	8,653,500	(12,453)
Wheat Future +	5	Morgan Stanley	Sep-18	125,313	2,538
Wheat Future +	3	Morgan Stanley	Dec-18	77,513	(1,725)
					438,007
LONG FUTURES CONTRACTS
90 Day Bank Bill Future	13	Morgan Stanley	Jun-19	9,556,513	218
90 Day Bank Bill Future	16	Morgan Stanley	Sep-19	11,760,420	1,104
90 Day Bank Bill Future	15	Morgan Stanley	Dec-19	11,024,041	846
90 Day Bank Bill Future	7	Morgan Stanley	Mar-20	5,144,048	378
90 Day Euro Euribor Future	1	Morgan Stanley	Sep-20	291,537	(29)
90 Day Euro Euribor Future	1	Morgan Stanley	Dec-20	291,275	(87)
AEX Index (Amsterdam) Future	13	Morgan Stanley	Jul-18	1,674,454	(34,935)
Australian 3 Year Bond Future	87	Morgan Stanley	Sep-18	7,157,160	6,094
Brent Crude Future +	7	Morgan Stanley	Sep-18	554,610	23,040
Brent Crude Future +	3	Morgan Stanley	Oct-18	236,580	11,050
British Pound Future	26	Morgan Stanley	Sep-18	2,150,850	(26,044)
CAC 40 10 Euro Future	29	Morgan Stanley	Jul-18	1,801,466	(40,369)
Canadian 10 Year Bond Future	6	Morgan Stanley	Sep-18	623,558	(2,477)
Cocoa Future +	1	Morgan Stanley	Sep-18	25,120	230
Cocoa Future +	3	Morgan Stanley	Dec-18	75,930	(790)
Dax Index Future	1	Morgan Stanley	Sep-18	359,270	(16,006)
DJIA Index E-Mini Future	4	Morgan Stanley	Sep-18	485,300	(20,885)
E-Mini Russell 2000 Index Future	20	Morgan Stanley	Sep-18	1,647,500	(34,970)
Euro BOBL Future	2	Morgan Stanley	Sep-18	308,630	(70)
Euro-Bund Future	5	Morgan Stanley	Sep-18	948,927	3,439
Euro BUXL 30 Year Bond Future	1	Morgan Stanley	Sep-18	207,474	4,044
Euro OAT Future	25	Morgan Stanley	Sep-18	4,510,831	39,468
Euro Schatz Future	5	Morgan Stanley	Sep-18	654,325	311
Euro STOXX 50 Future	14	Morgan Stanley	Sep-18	554,283	(11,468)
FTSE 100 Index Future	17	Morgan Stanley	Sep-18	1,706,101	(8,714)
FTSE/JSE Africa Top 40 Index Future	3	Morgan Stanley	Sep-18	113,129	1,043
FTSE/MIB Index Future	1	Morgan Stanley	Sep-18	125,909	(1,850)
Gasoline RBOB Future +	6	Morgan Stanley	Aug-18	542,102	10,479
Hang Seng Index Future	4	Morgan Stanley	Jul-18	732,297	(5,068)
HSCEI Future	8	Morgan Stanley	Jul-18	554,156	(7,853)
Japan 10 Year Bond Future	5	Morgan Stanley	Sep-18	6,809,010	7,085
LME Nickel Future +	7	Morgan Stanley	Sep-18	625,569	16,699
Long Gilt Future	3	Morgan Stanley	Sep-18	487,410	422
Low Sulfur Gas Oil Future +	8	Morgan Stanley	Aug-18	541,400	6,900
Low Sulfur Gas Oil Future +	4	Morgan Stanley	Sep-18	271,500	3,550
Mini MSCI EAFE Index Future	3	Morgan Stanley	Sep-18	293,310	(10,225)
Nasdaq 100 E-Mini Future	5	Morgan Stanley	Sep-18	706,675	(14,645)
Natural Gas Future +	5	Morgan Stanley	Aug-18	146,200	(180)
Natural Gas Future +	2	Morgan Stanley	Sep-18	58,020	(610)
Nikkei 225 Index (CME) Future	5	Morgan Stanley	Sep-18	556,625	(8,125)
Nikkei 225 Index (SGX) Future	6	Morgan Stanley	Sep-18	602,365	(8,301)
NY Harbor ULSD Heating Oil Future +	4	Morgan Stanley	Aug-18	371,230	11,836
NY Harbor ULSD Heating Oil Future +	2	Morgan Stanley	Sep-18	186,161	6,720
OMXS30 Index Future	1	Morgan Stanley	Jul-18	17,449	(121)
S&P 500 E-Mini Future	6	Morgan Stanley	Sep-18	816,480	(17,562)
S&P Midcap 400 E-Mini Future	7	Morgan Stanley	Sep-18	1,369,270	(34,335)
S&P/TSX 60 IX Future	22	Morgan Stanley	Sep-18	3,222,107	29,085
SPI 200 Futures	33	Morgan Stanley	Sep-18	3,747,523	77,362
TOPIX Index Future	8	Morgan Stanley	Sep-18	1,249,853	(29,665)
US Long Bond Future	1	Morgan Stanley	Sep-18	145,000	-
US Ultra Bond Future	1	Morgan Stanley	Sep-18	159,563	-
World Sugar #11 Future +	1	Morgan Stanley	Oct-18	13,720	(370)
WTI Crude Oil Future +	7	Morgan Stanley	Aug-18	519,050	48,040
WTI Crude Oil Future +	3	Morgan Stanley	Sep-18	217,380	17,320
					(8,991)
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$429,016

+ This investment is a holding of Equinox Aspect Core Diversified Strategy Fund Limited.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		U.S. Dollar Value	Unrealized Appreciation (Depreciation)
To Buy:
9/19/2018	Morgan Stanley	373,645	BRL	100,000	USD	$96,291	$(3,709)
9/19/2018	Morgan Stanley	186,597	BRL	50,000	USD	48,087	(1,913)
9/19/2018	Morgan Stanley	190,897	BRL	50,000	USD	49,195	(805)
9/19/2018	Morgan Stanley	189,172	BRL	50,000	USD	48,751	(1,249)
9/19/2018	Morgan Stanley	190,492	BRL	50,000	USD	49,091	(909)
9/19/2018	Morgan Stanley	735,964,031	COP	250,000	USD	249,627	(373)
9/19/2018	Morgan Stanley	25,000	EUR	647,318	CZK	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	647,443	CZK	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	646,718	CZK	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	647,993	CZK	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	647,908	CZK	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	647,983	CZK	29,372	256
9/19/2018	Morgan Stanley	50,000	EUR	1,293,566	CZK	58,743	512
9/19/2018	Morgan Stanley	50,000	EUR	1,294,251	CZK	58,743	512
9/19/2018	Morgan Stanley	25,000	EUR	646,926	CZK	29,372	220
9/19/2018	Morgan Stanley	25,000	EUR	647,476	CZK	29,372	220
9/19/2018	Morgan Stanley	50,000	EUR	1,293,801	CZK	58,743	441
9/19/2018	Morgan Stanley	50,000	EUR	1,301,326	CZK	58,743	308
9/19/2018	Morgan Stanley	50,000	EUR	1,294,651	CZK	58,743	148
9/19/2018	Morgan Stanley	50,000	EUR	1,292,651	CZK	58,743	148
9/19/2018	Morgan Stanley	50,000	EUR	1,298,711	CZK	58,743	35
9/19/2018	Morgan Stanley	50,000	EUR	1,301,006	CZK	58,743	479
9/19/2018	Morgan Stanley	900,000	EUR	287,177,901	HUF	1,057,382	(11,826)
9/19/2018	Morgan Stanley	900,000	EUR	286,216,200	HUF	1,057,382	(15,646)
9/19/2018	Morgan Stanley	800,000	EUR	256,984,000	HUF	939,895	(12,112)
9/19/2018	Morgan Stanley	100,000	EUR	32,079,531	HUF	117,487	(1,158)
9/19/2018	Morgan Stanley	50,000	EUR	476,965	NOK	58,743	(569)
9/19/2018	Morgan Stanley	50,000	EUR	476,288	NOK	58,743	512
9/19/2018	Morgan Stanley	25,000	EUR	238,172	NOK	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	238,229	NOK	29,372	256
9/19/2018	Morgan Stanley	50,000	EUR	476,483	NOK	58,743	512
9/19/2018	Morgan Stanley	25,000	EUR	238,154	NOK	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	238,229	NOK	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	237,963	NOK	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	237,988	NOK	29,372	256
9/19/2018	Morgan Stanley	50,000	EUR	476,370	NOK	58,743	512
9/19/2018	Morgan Stanley	50,000	EUR	475,842	NOK	58,743	512
9/19/2018	Morgan Stanley	25,000	EUR	237,674	NOK	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	237,826	NOK	29,372	256
9/19/2018	Morgan Stanley	50,000	EUR	476,590	NOK	58,743	512
9/19/2018	Morgan Stanley	50,000	EUR	474,747	NOK	58,743	441
9/19/2018	Morgan Stanley	25,000	EUR	108,389	PLN	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	108,411	PLN	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	108,371	PLN	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	108,419	PLN	29,372	256
9/19/2018	Morgan Stanley	25,000	EUR	108,336	PLN	29,372	220
9/19/2018	Morgan Stanley	25,000	EUR	108,408	PLN	29,372	220
9/19/2018	Morgan Stanley	25,000	EUR	108,425	PLN	29,372	220
9/19/2018	Morgan Stanley	25,000	EUR	108,460	PLN	29,372	220
9/19/2018	Morgan Stanley	25,000	EUR	108,731	PLN	29,372	154
9/19/2018	Morgan Stanley	25,000	EUR	108,776	PLN	29,372	154
9/19/2018	Morgan Stanley	50,000	EUR	217,164	PLN	58,743	148
9/19/2018	Morgan Stanley	25,000	EUR	108,447	PLN	29,372	74
9/19/2018	Morgan Stanley	25,000	EUR	108,472	PLN	29,372	74
9/19/2018	Morgan Stanley	25,000	EUR	108,547	PLN	29,372	(36)
9/19/2018	Morgan Stanley	25,000	EUR	108,614	PLN	29,372	(36)
9/19/2018	Morgan Stanley	25,000	EUR	108,977	PLN	29,372	(36)
9/19/2018	Morgan Stanley	25,000	EUR	109,024	PLN	29,372	(36)
9/19/2018	Morgan Stanley	25,000	EUR	108,966	PLN	29,372	17
9/19/2018	Morgan Stanley	25,000	EUR	109,002	PLN	29,372	17
9/19/2018	Morgan Stanley	50,000	EUR	218,228	PLN	58,743	35
9/19/2018	Morgan Stanley	25,000	EUR	109,304	PLN	29,372	240
9/19/2018	Morgan Stanley	25,000	EUR	109,329	PLN	29,372	240
9/19/2018	Morgan Stanley	25,000	EUR	109,614	PLN	29,372	240
9/19/2018	Morgan Stanley	25,000	EUR	109,654	PLN	29,372	240
9/19/2018	Morgan Stanley	1,900,000	EUR	19,523,545	SEK	2,232,252	(24,966)
9/19/2018	Morgan Stanley	2,000,000	EUR	20,558,460	SEK	2,349,738	(22,744)
9/19/2018	Morgan Stanley	100,000	EUR	1,030,251	SEK	117,487	(1,137)
9/19/2018	Morgan Stanley	25,000	EUR	257,231	SEK	29,372	220
9/19/2018	Morgan Stanley	75,000	EUR	772,029	SEK	88,115	661
9/19/2018	Morgan Stanley	25,000	EUR	258,747	SEK	29,372	(36)
9/19/2018	Morgan Stanley	25,000	EUR	258,797	SEK	29,372	(36)
9/19/2018	Morgan Stanley	50,000	EUR	517,669	SEK	58,743	(73)
9/19/2018	Morgan Stanley	8,121,845	HUF	25,000	EUR	28,953	(299)
9/19/2018	Morgan Stanley	8,122,877	HUF	25,000	EUR	28,957	(299)
9/19/2018	Morgan Stanley	8,125,377	HUF	25,000	EUR	28,966	(299)
9/19/2018	Morgan Stanley	8,127,877	HUF	25,000	EUR	28,975	(299)
9/19/2018	Morgan Stanley	16,242,439	HUF	50,000	EUR	57,902	(598)
9/19/2018	Morgan Stanley	16,249,939	HUF	50,000	EUR	57,929	(598)
9/19/2018	Morgan Stanley	16,177,334	HUF	50,000	EUR	57,670	(531)
9/19/2018	Morgan Stanley	16,184,834	HUF	50,000	EUR	57,697	(532)
9/19/2018	Morgan Stanley	32,492,309	HUF	100,000	EUR	115,831	(432)
9/19/2018	Morgan Stanley	16,980,170	INR	250,000	USD	245,424	(4,576)
9/19/2018	Morgan Stanley	3,395,484	INR	50,000	USD	49,077	(923)
9/19/2018	Morgan Stanley	3,394,984	INR	50,000	USD	49,070	(930)
9/19/2018	Morgan Stanley	6,850,968	INR	100,000	USD	99,021	(979)
9/19/2018	Morgan Stanley	3,415,000	INR	50,000	USD	49,359	(641)
9/19/2018	Morgan Stanley	1,864,887,500	KRW	1,750,000	USD	1,678,046	(71,954)
9/19/2018	Morgan Stanley	53,574,214	KRW	50,000	USD	48,207	(1,793)
9/19/2018	Morgan Stanley	10,503,852	NOK	1,100,000	EUR	1,293,004	(11,736)
9/19/2018	Morgan Stanley	10,501,370	NOK	1,100,000	EUR	1,292,699	(19,491)
9/19/2018	Morgan Stanley	474,807	NOK	50,000	EUR	58,448	(1,021)
9/19/2018	Morgan Stanley	473,600	NOK	50,000	EUR	58,299	(1,000)
9/19/2018	Morgan Stanley	473,757	NOK	50,000	EUR	58,319	(1,000)
9/19/2018	Morgan Stanley	237,031	NOK	25,000	EUR	29,178	(260)
9/19/2018	Morgan Stanley	237,144	NOK	25,000	EUR	29,192	(261)
9/19/2018	Morgan Stanley	474,152	NOK	50,000	EUR	58,367	(521)
9/19/2018	Morgan Stanley	235,934	NOK	25,000	EUR	29,043	(259)
9/19/2018	Morgan Stanley	236,296	NOK	25,000	EUR	29,088	(260)
9/19/2018	Morgan Stanley	235,874	NOK	25,000	EUR	29,036	(74)
9/19/2018	Morgan Stanley	235,911	NOK	25,000	EUR	29,040	(74)
9/19/2018	Morgan Stanley	236,153	NOK	25,000	EUR	29,070	(74)
9/19/2018	Morgan Stanley	236,303	NOK	25,000	EUR	29,089	(74)
9/19/2018	Morgan Stanley	473,046	NOK	50,000	EUR	58,231	(148)
9/19/2018	Morgan Stanley	236,512	NOK	25,000	EUR	29,114	(74)
9/19/2018	Morgan Stanley	236,537	NOK	25,000	EUR	29,117	(74)
9/19/2018	Morgan Stanley	236,319	NOK	25,000	EUR	29,090	(74)
9/19/2018	Morgan Stanley	236,331	NOK	25,000	EUR	29,092	(74)
9/19/2018	Morgan Stanley	236,531	NOK	25,000	EUR	29,117	(74)
9/19/2018	Morgan Stanley	236,605	NOK	25,000	EUR	29,126	(74)
9/19/2018	Morgan Stanley	237,385	NOK	25,000	EUR	29,222	(74)
9/19/2018	Morgan Stanley	237,410	NOK	25,000	EUR	29,225	(74)
9/19/2018	Morgan Stanley	237,060	NOK	25,000	EUR	29,182	(57)
9/19/2018	Morgan Stanley	237,110	NOK	25,000	EUR	29,188	(57)
9/19/2018	Morgan Stanley	237,060	NOK	25,000	EUR	29,182	(57)
9/19/2018	Morgan Stanley	237,151	NOK	25,000	EUR	29,193	(57)
9/19/2018	Morgan Stanley	236,930	NOK	25,000	EUR	29,166	(57)
9/19/2018	Morgan Stanley	237,180	NOK	25,000	EUR	29,196	(57)
9/19/2018	Morgan Stanley	236,719	NOK	25,000	EUR	29,140	(57)
9/19/2018	Morgan Stanley	236,769	NOK	25,000	EUR	29,146	(57)
9/19/2018	Morgan Stanley	236,693	NOK	25,000	EUR	29,136	(57)
9/19/2018	Morgan Stanley	236,810	NOK	25,000	EUR	29,151	(57)
9/19/2018	Morgan Stanley	237,078	NOK	25,000	EUR	29,184	(57)
9/19/2018	Morgan Stanley	237,190	NOK	25,000	EUR	29,198	(57)
9/19/2018	Morgan Stanley	236,648	NOK	25,000	EUR	29,131	(69)
9/19/2018	Morgan Stanley	236,698	NOK	25,000	EUR	29,137	(69)
9/19/2018	Morgan Stanley	236,253	NOK	25,000	EUR	29,082	(150)
9/19/2018	Morgan Stanley	236,278	NOK	25,000	EUR	29,085	(150)
9/19/2018	Morgan Stanley	236,563	NOK	25,000	EUR	29,120	(150)
9/19/2018	Morgan Stanley	236,588	NOK	25,000	EUR	29,124	(150)
9/19/2018	Morgan Stanley	473,113	NOK	50,000	EUR	58,239	(300)
9/19/2018	Morgan Stanley	237,037	NOK	25,000	EUR	29,179	(100)
9/19/2018	Morgan Stanley	474,098	NOK	50,000	EUR	58,361	(200)
9/19/2018	Morgan Stanley	237,062	NOK	25,000	EUR	29,182	(100)
9/19/2018	Morgan Stanley	237,125	NOK	25,000	EUR	29,190	(100)
9/19/2018	Morgan Stanley	237,129	NOK	25,000	EUR	29,190	(100)
9/19/2018	Morgan Stanley	237,613	NOK	25,000	EUR	29,250	(100)
9/19/2018	Morgan Stanley	237,651	NOK	25,000	EUR	29,254	(100)
9/19/2018	Morgan Stanley	237,260	NOK	25,000	EUR	29,206	(100)
9/19/2018	Morgan Stanley	237,522	NOK	25,000	EUR	29,239	(100)
9/19/2018	Morgan Stanley	237,472	NOK	25,000	EUR	29,232	(100)
9/19/2018	Morgan Stanley	237,572	NOK	25,000	EUR	29,245	(100)
9/19/2018	Morgan Stanley	237,872	NOK	25,000	EUR	29,282	(93)
9/19/2018	Morgan Stanley	238,010	NOK	25,000	EUR	29,299	(93)
9/19/2018	Morgan Stanley	237,623	NOK	25,000	EUR	29,251	(93)
9/19/2018	Morgan Stanley	237,698	NOK	25,000	EUR	29,260	(93)
9/19/2018	Morgan Stanley	237,650	NOK	25,000	EUR	29,254	(93)
9/19/2018	Morgan Stanley	237,700	NOK	25,000	EUR	29,260	(93)
9/19/2018	Morgan Stanley	237,504	NOK	25,000	EUR	29,236	(93)
9/19/2018	Morgan Stanley	237,579	NOK	25,000	EUR	29,246	(93)
9/19/2018	Morgan Stanley	237,693	NOK	25,000	EUR	29,260	(93)
9/19/2018	Morgan Stanley	237,706	NOK	25,000	EUR	29,261	(93)
9/19/2018	Morgan Stanley	237,806	NOK	25,000	EUR	29,273	7
9/19/2018	Morgan Stanley	237,906	NOK	25,000	EUR	29,286	7
9/19/2018	Morgan Stanley	237,900	NOK	25,000	EUR	29,285	7
9/19/2018	Morgan Stanley	237,925	NOK	25,000	EUR	29,288	7
9/19/2018	Morgan Stanley	238,030	NOK	25,000	EUR	29,301	7
9/19/2018	Morgan Stanley	238,068	NOK	25,000	EUR	29,306	7
9/19/2018	Morgan Stanley	237,654	NOK	25,000	EUR	29,255	7
9/19/2018	Morgan Stanley	237,854	NOK	25,000	EUR	29,279	7
9/19/2018	Morgan Stanley	237,603	NOK	25,000	EUR	29,249	7
9/19/2018	Morgan Stanley	237,641	NOK	25,000	EUR	29,253	7
9/19/2018	Morgan Stanley	237,131	NOK	25,000	EUR	29,190	144
9/19/2018	Morgan Stanley	237,228	NOK	25,000	EUR	29,202	144
9/19/2018	Morgan Stanley	237,289	NOK	25,000	EUR	29,210	144
9/19/2018	Morgan Stanley	237,302	NOK	25,000	EUR	29,211	144
9/19/2018	Morgan Stanley	237,387	NOK	25,000	EUR	29,222	144
9/19/2018	Morgan Stanley	237,500	NOK	25,000	EUR	29,236	144
9/19/2018	Morgan Stanley	237,161	NOK	25,000	EUR	29,194	144
9/19/2018	Morgan Stanley	237,274	NOK	25,000	EUR	29,208	144
9/19/2018	Morgan Stanley	237,615	NOK	25,000	EUR	29,250	144
9/19/2018	Morgan Stanley	237,715	NOK	25,000	EUR	29,262	144
9/19/2018	Morgan Stanley	237,624	NOK	25,000	EUR	29,251	144
9/19/2018	Morgan Stanley	237,674	NOK	25,000	EUR	29,257	144
9/19/2018	Morgan Stanley	26,450,374	PHP	500,000	USD	493,711	(6,289)
9/19/2018	Morgan Stanley	2,662,237	PHP	50,000	USD	49,692	(308)
9/19/2018	Morgan Stanley	3,878,146	PLN	900,000	EUR	1,037,219	(36,425)
9/19/2018	Morgan Stanley	215,441	PLN	50,000	EUR	57,620	(2,024)
9/19/2018	Morgan Stanley	214,388	PLN	50,000	EUR	57,339	(2,223)
9/19/2018	Morgan Stanley	214,429	PLN	50,000	EUR	57,350	(2,070)
9/19/2018	Morgan Stanley	40,775,937	RUB	650,000	USD	644,855	(5,145)
9/19/2018	Morgan Stanley	507,867	SEK	50,000	EUR	57,130	(976)
9/19/2018	Morgan Stanley	507,892	SEK	50,000	EUR	57,133	(976)
9/19/2018	Morgan Stanley	509,081	SEK	50,000	EUR	57,267	(978)
9/19/2018	Morgan Stanley	509,231	SEK	50,000	EUR	57,284	(978)
9/19/2018	Morgan Stanley	255,283	SEK	25,000	EUR	28,717	(490)
9/19/2018	Morgan Stanley	255,308	SEK	25,000	EUR	28,720	(491)
9/19/2018	Morgan Stanley	255,371	SEK	25,000	EUR	28,727	(491)
9/19/2018	Morgan Stanley	255,421	SEK	25,000	EUR	28,732	(491)
9/19/2018	Morgan Stanley	511,880	SEK	50,000	EUR	57,582	(826)
9/19/2018	Morgan Stanley	513,200	SEK	50,000	EUR	57,730	(828)
9/19/2018	Morgan Stanley	516,531	SEK	50,000	EUR	58,105	(40)
9/19/2018	Morgan Stanley	258,340	SEK	25,000	EUR	29,061	(20)
9/19/2018	Morgan Stanley	258,428	SEK	25,000	EUR	29,071	(20)
9/19/2018	Morgan Stanley	1,031,318	SEK	100,000	EUR	116,013	(79)
9/19/2018	Morgan Stanley	1,594,318	SGD	1,200,000	USD	1,171,381	(28,619)
9/19/2018	Morgan Stanley	66,442	SGD	50,000	USD	48,816	(1,184)
9/19/2018	Morgan Stanley	66,603	SGD	50,000	USD	48,935	(1,065)
9/19/2018	Morgan Stanley	28,630,710	THB	900,000	USD	866,334	(33,666)
9/19/2018	Morgan Stanley	2,958,985	TWD	100,000	USD	97,631	(2,369)
9/19/2018	Morgan Stanley	1,478,493	TWD	50,000	USD	48,783	(1,217)
9/19/2018	Morgan Stanley	2,960,000	TWD	100,000	USD	97,665	(2,335)
9/19/2018	Morgan Stanley	1,484,243	TWD	50,000	USD	48,972	(1,028)
9/19/2018	Morgan Stanley	1,485,643	TWD	50,000	USD	49,018	(982)
9/19/2018	Morgan Stanley	3,008,985	TWD	100,000	USD	99,281	(719)
9/19/2018	Morgan Stanley	4,516,178	TWD	150,000	USD	149,010	(990)
9/19/2018	Morgan Stanley	1,500,493	TWD	50,000	USD	49,508	(492)
9/19/2018	Morgan Stanley	2,586,579	ZAR	200,000	USD	186,699	(13,301)
9/20/2018	Morgan Stanley	252,888,360	CLP	400,000	USD	388,446	(11,554)
9/20/2018	Morgan Stanley	362,288	ILS	100,000	USD	99,555	(445)
							(372,095)
To Sell:
9/19/2018	Morgan Stanley	2,432,334	BRL	650,000	USD	626,828	23,172
9/19/2018	Morgan Stanley	2,242,831	BRL	600,000	USD	577,992	22,008
9/19/2018	Morgan Stanley	189,728	BRL	50,000	USD	48,894	1,106
9/19/2018	Morgan Stanley	146,877,194	COP	50,000	USD	49,818	182
9/19/2018	Morgan Stanley	146,502,194	COP	50,000	USD	49,691	309
9/19/2018	Morgan Stanley	146,127,194	COP	50,000	USD	49,564	436
9/19/2018	Morgan Stanley	147,552,194	COP	50,000	USD	50,047	(47)
9/19/2018	Morgan Stanley	148,302,194	COP	50,000	USD	50,302	(302)
9/19/2018	Morgan Stanley	647,318	CZK	25,000	EUR	29,162	(47)
9/19/2018	Morgan Stanley	647,443	CZK	25,000	EUR	29,168	(52)
9/19/2018	Morgan Stanley	646,718	CZK	25,000	EUR	29,135	(20)
9/19/2018	Morgan Stanley	647,993	CZK	25,000	EUR	29,193	(77)
9/19/2018	Morgan Stanley	647,908	CZK	25,000	EUR	29,189	(73)
9/19/2018	Morgan Stanley	647,983	CZK	25,000	EUR	29,192	(77)
9/19/2018	Morgan Stanley	1,293,566	CZK	50,000	EUR	58,276	(45)
9/19/2018	Morgan Stanley	1,294,251	CZK	50,000	EUR	58,307	(76)
9/19/2018	Morgan Stanley	646,926	CZK	25,000	EUR	29,145	7
9/19/2018	Morgan Stanley	647,476	CZK	25,000	EUR	29,169	(18)
9/19/2018	Morgan Stanley	1,293,801	CZK	50,000	EUR	58,287	16
9/19/2018	Morgan Stanley	1,301,326	CZK	50,000	EUR	58,626	(191)
9/19/2018	Morgan Stanley	1,294,651	CZK	50,000	EUR	58,325	271
9/19/2018	Morgan Stanley	1,292,651	CZK	50,000	EUR	58,235	361
9/19/2018	Morgan Stanley	1,298,711	CZK	50,000	EUR	58,508	201
9/19/2018	Morgan Stanley	1,301,006	CZK	50,000	EUR	58,612	(347)
9/19/2018	Morgan Stanley	25,000	EUR	8,121,845	HUF	29,372	(119)
9/19/2018	Morgan Stanley	25,000	EUR	8,122,877	HUF	29,372	(116)
9/19/2018	Morgan Stanley	25,000	EUR	8,125,377	HUF	29,372	(107)
9/19/2018	Morgan Stanley	25,000	EUR	8,127,877	HUF	29,372	(98)
9/19/2018	Morgan Stanley	50,000	EUR	16,242,439	HUF	58,743	(243)
9/19/2018	Morgan Stanley	50,000	EUR	16,249,939	HUF	58,743	(216)
9/19/2018	Morgan Stanley	50,000	EUR	16,177,334	HUF	58,743	(542)
9/19/2018	Morgan Stanley	50,000	EUR	16,184,834	HUF	58,743	(515)
9/19/2018	Morgan Stanley	100,000	EUR	32,492,309	HUF	117,487	(1,224)
9/19/2018	Morgan Stanley	1,100,000	EUR	10,503,852	NOK	1,292,356	12,384
9/19/2018	Morgan Stanley	1,100,000	EUR	10,501,370	NOK	1,292,356	19,834
9/19/2018	Morgan Stanley	50,000	EUR	474,807	NOK	58,743	725
9/19/2018	Morgan Stanley	50,000	EUR	473,600	NOK	58,743	556
9/19/2018	Morgan Stanley	50,000	EUR	473,757	NOK	58,743	576
9/19/2018	Morgan Stanley	25,000	EUR	237,031	NOK	29,372	67
9/19/2018	Morgan Stanley	25,000	EUR	237,144	NOK	29,372	81
9/19/2018	Morgan Stanley	50,000	EUR	474,152	NOK	58,743	145
9/19/2018	Morgan Stanley	25,000	EUR	235,934	NOK	29,372	(70)
9/19/2018	Morgan Stanley	25,000	EUR	236,296	NOK	29,372	(25)
9/19/2018	Morgan Stanley	25,000	EUR	235,874	NOK	29,372	(262)
9/19/2018	Morgan Stanley	25,000	EUR	235,911	NOK	29,372	(258)
9/19/2018	Morgan Stanley	25,000	EUR	236,153	NOK	29,372	(228)
9/19/2018	Morgan Stanley	25,000	EUR	236,303	NOK	29,372	(209)
9/19/2018	Morgan Stanley	50,000	EUR	473,046	NOK	58,743	(365)
9/19/2018	Morgan Stanley	25,000	EUR	236,512	NOK	29,372	(184)
9/19/2018	Morgan Stanley	25,000	EUR	236,537	NOK	29,372	(181)
9/19/2018	Morgan Stanley	25,000	EUR	236,319	NOK	29,372	(208)
9/19/2018	Morgan Stanley	25,000	EUR	236,331	NOK	29,372	(206)
9/19/2018	Morgan Stanley	25,000	EUR	236,531	NOK	29,372	(181)
9/19/2018	Morgan Stanley	25,000	EUR	236,605	NOK	29,372	(172)
9/19/2018	Morgan Stanley	25,000	EUR	237,385	NOK	29,372	(76)
9/19/2018	Morgan Stanley	25,000	EUR	237,410	NOK	29,372	(73)
9/19/2018	Morgan Stanley	25,000	EUR	237,060	NOK	29,372	(133)
9/19/2018	Morgan Stanley	25,000	EUR	237,110	NOK	29,372	(127)
9/19/2018	Morgan Stanley	25,000	EUR	237,060	NOK	29,372	(133)
9/19/2018	Morgan Stanley	25,000	EUR	237,151	NOK	29,372	(122)
9/19/2018	Morgan Stanley	25,000	EUR	236,930	NOK	29,372	(149)
9/19/2018	Morgan Stanley	25,000	EUR	237,180	NOK	29,372	(118)
9/19/2018	Morgan Stanley	25,000	EUR	236,719	NOK	29,372	(175)
9/19/2018	Morgan Stanley	25,000	EUR	236,769	NOK	29,372	(169)
9/19/2018	Morgan Stanley	25,000	EUR	236,693	NOK	29,372	(178)
9/19/2018	Morgan Stanley	25,000	EUR	236,810	NOK	29,372	(164)
9/19/2018	Morgan Stanley	25,000	EUR	237,078	NOK	29,372	(131)
9/19/2018	Morgan Stanley	25,000	EUR	237,190	NOK	29,372	(117)
9/19/2018	Morgan Stanley	25,000	EUR	236,648	NOK	29,372	(172)
9/19/2018	Morgan Stanley	25,000	EUR	236,698	NOK	29,372	(165)
9/19/2018	Morgan Stanley	25,000	EUR	236,253	NOK	29,372	(139)
9/19/2018	Morgan Stanley	25,000	EUR	236,278	NOK	29,372	(136)
9/19/2018	Morgan Stanley	25,000	EUR	236,563	NOK	29,372	(101)
9/19/2018	Morgan Stanley	25,000	EUR	236,588	NOK	29,372	(98)
9/19/2018	Morgan Stanley	50,000	EUR	473,113	NOK	58,743	(204)
9/19/2018	Morgan Stanley	25,000	EUR	237,037	NOK	29,372	(93)
9/19/2018	Morgan Stanley	50,000	EUR	474,098	NOK	58,743	(183)
9/19/2018	Morgan Stanley	25,000	EUR	237,062	NOK	29,372	(90)
9/19/2018	Morgan Stanley	25,000	EUR	237,125	NOK	29,372	(82)
9/19/2018	Morgan Stanley	25,000	EUR	237,129	NOK	29,372	(82)
9/19/2018	Morgan Stanley	25,000	EUR	237,613	NOK	29,372	(22)
9/19/2018	Morgan Stanley	25,000	EUR	237,651	NOK	29,372	(17)
9/19/2018	Morgan Stanley	25,000	EUR	237,260	NOK	29,372	(65)
9/19/2018	Morgan Stanley	25,000	EUR	237,522	NOK	29,372	(33)
9/19/2018	Morgan Stanley	25,000	EUR	237,472	NOK	29,372	(39)
9/19/2018	Morgan Stanley	25,000	EUR	237,572	NOK	29,372	(27)
9/19/2018	Morgan Stanley	25,000	EUR	237,872	NOK	29,372	3
9/19/2018	Morgan Stanley	25,000	EUR	238,010	NOK	29,372	20
9/19/2018	Morgan Stanley	25,000	EUR	237,623	NOK	29,372	(28)
9/19/2018	Morgan Stanley	25,000	EUR	237,698	NOK	29,372	(18)
9/19/2018	Morgan Stanley	25,000	EUR	237,650	NOK	29,372	(24)
9/19/2018	Morgan Stanley	25,000	EUR	237,700	NOK	29,372	(18)
9/19/2018	Morgan Stanley	25,000	EUR	237,504	NOK	29,372	(42)
9/19/2018	Morgan Stanley	25,000	EUR	237,579	NOK	29,372	(33)
9/19/2018	Morgan Stanley	25,000	EUR	237,693	NOK	29,372	(19)
9/19/2018	Morgan Stanley	25,000	EUR	237,706	NOK	29,372	(18)
9/19/2018	Morgan Stanley	25,000	EUR	237,806	NOK	29,372	(105)
9/19/2018	Morgan Stanley	25,000	EUR	237,906	NOK	29,372	(93)
9/19/2018	Morgan Stanley	25,000	EUR	237,900	NOK	29,372	(94)
9/19/2018	Morgan Stanley	25,000	EUR	237,925	NOK	29,372	(91)
9/19/2018	Morgan Stanley	25,000	EUR	238,030	NOK	29,372	(78)
9/19/2018	Morgan Stanley	25,000	EUR	238,068	NOK	29,372	(73)
9/19/2018	Morgan Stanley	25,000	EUR	237,654	NOK	29,372	(124)
9/19/2018	Morgan Stanley	25,000	EUR	237,854	NOK	29,372	(99)
9/19/2018	Morgan Stanley	25,000	EUR	237,603	NOK	29,372	(130)
9/19/2018	Morgan Stanley	25,000	EUR	237,641	NOK	29,372	(125)
9/19/2018	Morgan Stanley	25,000	EUR	237,131	NOK	29,372	(325)
9/19/2018	Morgan Stanley	25,000	EUR	237,228	NOK	29,372	(313)
9/19/2018	Morgan Stanley	25,000	EUR	237,289	NOK	29,372	(305)
9/19/2018	Morgan Stanley	25,000	EUR	237,302	NOK	29,372	(304)
9/19/2018	Morgan Stanley	25,000	EUR	237,387	NOK	29,372	(293)
9/19/2018	Morgan Stanley	25,000	EUR	237,500	NOK	29,372	(280)
9/19/2018	Morgan Stanley	25,000	EUR	237,161	NOK	29,372	(321)
9/19/2018	Morgan Stanley	25,000	EUR	237,274	NOK	29,372	(307)
9/19/2018	Morgan Stanley	25,000	EUR	237,615	NOK	29,372	(266)
9/19/2018	Morgan Stanley	25,000	EUR	237,715	NOK	29,372	(253)
9/19/2018	Morgan Stanley	25,000	EUR	237,624	NOK	29,372	(264)
9/19/2018	Morgan Stanley	25,000	EUR	237,674	NOK	29,372	(258)
9/19/2018	Morgan Stanley	900,000	EUR	3,878,146	PLN	1,057,382	16,262
9/19/2018	Morgan Stanley	50,000	EUR	215,441	PLN	58,743	900
9/19/2018	Morgan Stanley	50,000	EUR	214,388	PLN	58,743	818
9/19/2018	Morgan Stanley	50,000	EUR	214,429	PLN	58,743	676
9/19/2018	Morgan Stanley	50,000	EUR	507,867	SEK	58,743	(638)
9/19/2018	Morgan Stanley	50,000	EUR	507,892	SEK	58,743	(635)
9/19/2018	Morgan Stanley	50,000	EUR	509,081	SEK	58,743	(499)
9/19/2018	Morgan Stanley	50,000	EUR	509,231	SEK	58,743	(482)
9/19/2018	Morgan Stanley	25,000	EUR	255,283	SEK	29,372	(164)
9/19/2018	Morgan Stanley	25,000	EUR	255,308	SEK	29,372	(162)
9/19/2018	Morgan Stanley	25,000	EUR	255,371	SEK	29,372	(154)
9/19/2018	Morgan Stanley	25,000	EUR	255,421	SEK	29,372	(149)
9/19/2018	Morgan Stanley	50,000	EUR	511,880	SEK	58,743	(336)
9/19/2018	Morgan Stanley	50,000	EUR	513,200	SEK	58,743	(185)
9/19/2018	Morgan Stanley	50,000	EUR	516,531	SEK	58,743	(599)
9/19/2018	Morgan Stanley	25,000	EUR	258,340	SEK	29,372	(291)
9/19/2018	Morgan Stanley	25,000	EUR	258,428	SEK	29,372	(281)
9/19/2018	Morgan Stanley	100,000	EUR	1,031,318	SEK	117,487	(1,395)
9/19/2018	Morgan Stanley	287,177,901	HUF	900,000	EUR	1,023,757	45,451
9/19/2018	Morgan Stanley	286,216,200	HUF	900,000	EUR	1,020,329	52,699
9/19/2018	Morgan Stanley	256,984,000	HUF	800,000	EUR	916,119	35,888
9/19/2018	Morgan Stanley	32,079,531	HUF	100,000	EUR	114,360	4,285
9/19/2018	Morgan Stanley	3,443,766	INR	50,000	USD	49,775	225
9/19/2018	Morgan Stanley	3,446,500	INR	50,000	USD	49,814	186
9/19/2018	Morgan Stanley	3,448,000	INR	50,000	USD	49,836	164
9/19/2018	Morgan Stanley	3,441,016	INR	50,000	USD	49,735	265
9/19/2018	Morgan Stanley	3,486,016	INR	50,000	USD	50,385	(385)
9/19/2018	Morgan Stanley	55,128,287	KRW	50,000	USD	49,605	395
9/19/2018	Morgan Stanley	111,001,573	KRW	100,000	USD	99,880	120
9/19/2018	Morgan Stanley	110,201,573	KRW	100,000	USD	99,161	839
9/19/2018	Morgan Stanley	110,851,573	KRW	100,000	USD	99,745	255
9/19/2018	Morgan Stanley	55,208,287	KRW	50,000	USD	49,677	323
9/19/2018	Morgan Stanley	55,716,287	KRW	50,000	USD	50,134	(134)
9/19/2018	Morgan Stanley	55,585,787	KRW	50,000	USD	50,017	(17)
9/19/2018	Morgan Stanley	111,571,573	KRW	100,000	USD	100,393	(393)
9/19/2018	Morgan Stanley	112,221,573	KRW	100,000	USD	100,978	(978)
9/19/2018	Morgan Stanley	476,965	NOK	50,000	EUR	58,713	599
9/19/2018	Morgan Stanley	476,288	NOK	50,000	EUR	58,630	(399)
9/19/2018	Morgan Stanley	238,172	NOK	25,000	EUR	29,319	(203)
9/19/2018	Morgan Stanley	238,229	NOK	25,000	EUR	29,326	(210)
9/19/2018	Morgan Stanley	476,483	NOK	50,000	EUR	58,654	(423)
9/19/2018	Morgan Stanley	238,154	NOK	25,000	EUR	29,316	(201)
9/19/2018	Morgan Stanley	238,229	NOK	25,000	EUR	29,326	(210)
9/19/2018	Morgan Stanley	237,963	NOK	25,000	EUR	29,293	(177)
9/19/2018	Morgan Stanley	237,988	NOK	25,000	EUR	29,296	(180)
9/19/2018	Morgan Stanley	476,370	NOK	50,000	EUR	58,640	(409)
9/19/2018	Morgan Stanley	475,842	NOK	50,000	EUR	58,575	(344)
9/19/2018	Morgan Stanley	237,674	NOK	25,000	EUR	29,257	(142)
9/19/2018	Morgan Stanley	237,826	NOK	25,000	EUR	29,276	(160)
9/19/2018	Morgan Stanley	476,590	NOK	50,000	EUR	58,667	(436)
9/19/2018	Morgan Stanley	474,747	NOK	50,000	EUR	58,440	(138)
9/19/2018	Morgan Stanley	2,685,500	PHP	50,000	USD	50,126	(126)
9/19/2018	Morgan Stanley	2,693,050	PHP	50,000	USD	50,267	(267)
9/19/2018	Morgan Stanley	2,703,013	PHP	50,000	USD	50,453	(453)
9/19/2018	Morgan Stanley	10,812,000	PHP	200,000	USD	201,812	(1,812)
9/19/2018	Morgan Stanley	5,393,025	PHP	100,000	USD	100,664	(664)
9/19/2018	Morgan Stanley	2,699,013	PHP	50,000	USD	50,379	(379)
9/19/2018	Morgan Stanley	2,689,750	PHP	50,000	USD	50,206	(206)
9/19/2018	Morgan Stanley	2,698,750	PHP	50,000	USD	50,374	(374)
9/19/2018	Morgan Stanley	108,389	PLN	25,000	EUR	28,989	127
9/19/2018	Morgan Stanley	108,411	PLN	25,000	EUR	28,995	121
9/19/2018	Morgan Stanley	108,371	PLN	25,000	EUR	28,984	131
9/19/2018	Morgan Stanley	108,419	PLN	25,000	EUR	28,997	119
9/19/2018	Morgan Stanley	108,336	PLN	25,000	EUR	28,975	177
9/19/2018	Morgan Stanley	108,408	PLN	25,000	EUR	28,994	157
9/19/2018	Morgan Stanley	108,425	PLN	25,000	EUR	28,999	153
9/19/2018	Morgan Stanley	108,460	PLN	25,000	EUR	29,008	143
9/19/2018	Morgan Stanley	108,731	PLN	25,000	EUR	29,080	137
9/19/2018	Morgan Stanley	108,776	PLN	25,000	EUR	29,092	125
9/19/2018	Morgan Stanley	217,164	PLN	50,000	EUR	58,081	515
9/19/2018	Morgan Stanley	108,447	PLN	25,000	EUR	29,004	294
9/19/2018	Morgan Stanley	108,472	PLN	25,000	EUR	29,011	287
9/19/2018	Morgan Stanley	108,547	PLN	25,000	EUR	29,031	377
9/19/2018	Morgan Stanley	108,614	PLN	25,000	EUR	29,049	359
9/19/2018	Morgan Stanley	108,977	PLN	25,000	EUR	29,146	262
9/19/2018	Morgan Stanley	109,024	PLN	25,000	EUR	29,159	250
9/19/2018	Morgan Stanley	108,966	PLN	25,000	EUR	29,143	211
9/19/2018	Morgan Stanley	109,002	PLN	25,000	EUR	29,153	202
9/19/2018	Morgan Stanley	218,228	PLN	50,000	EUR	58,366	343
9/19/2018	Morgan Stanley	109,304	PLN	25,000	EUR	29,234	(101)
9/19/2018	Morgan Stanley	109,329	PLN	25,000	EUR	29,240	(108)
9/19/2018	Morgan Stanley	109,614	PLN	25,000	EUR	29,316	(184)
9/19/2018	Morgan Stanley	109,654	PLN	25,000	EUR	29,327	(195)
9/19/2018	Morgan Stanley	12,946,058	RUB	200,000	USD	204,737	(4,737)
9/19/2018	Morgan Stanley	6,422,000	RUB	100,000	USD	101,561	(1,561)
9/19/2018	Morgan Stanley	3,220,000	RUB	50,000	USD	50,923	(923)
9/19/2018	Morgan Stanley	3,184,015	RUB	50,000	USD	50,354	(354)
9/19/2018	Morgan Stanley	19,523,545	SEK	1,900,000	EUR	2,196,212	61,005
9/19/2018	Morgan Stanley	20,558,460	SEK	2,000,000	EUR	2,312,630	59,853
9/19/2018	Morgan Stanley	1,030,251	SEK	100,000	EUR	115,893	2,731
9/19/2018	Morgan Stanley	257,231	SEK	25,000	EUR	28,936	215
9/19/2018	Morgan Stanley	772,029	SEK	75,000	EUR	86,846	608
9/19/2018	Morgan Stanley	258,747	SEK	25,000	EUR	29,107	302
9/19/2018	Morgan Stanley	258,797	SEK	25,000	EUR	29,112	296
9/19/2018	Morgan Stanley	517,669	SEK	50,000	EUR	58,233	584
9/19/2018	Morgan Stanley	67,470	SGD	50,000	USD	49,572	428
9/19/2018	Morgan Stanley	67,450	SGD	50,000	USD	49,557	443
9/19/2018	Morgan Stanley	67,579	SGD	50,000	USD	49,652	348
9/19/2018	Morgan Stanley	67,778	SGD	50,000	USD	49,798	202
9/19/2018	Morgan Stanley	67,837	SGD	50,000	USD	49,841	159
9/19/2018	Morgan Stanley	67,710	SGD	50,000	USD	49,748	252
9/19/2018	Morgan Stanley	67,697	SGD	50,000	USD	49,739	261
9/19/2018	Morgan Stanley	67,796	SGD	50,000	USD	49,811	189
9/19/2018	Morgan Stanley	67,916	SGD	50,000	USD	49,899	100
9/19/2018	Morgan Stanley	67,971	SGD	50,000	USD	49,940	60
9/19/2018	Morgan Stanley	67,787	SGD	50,000	USD	49,804	196
9/19/2018	Morgan Stanley	67,798	SGD	50,000	USD	49,813	187
9/19/2018	Morgan Stanley	67,691	SGD	50,000	USD	49,734	266
9/19/2018	Morgan Stanley	67,862	SGD	50,000	USD	49,860	140
9/19/2018	Morgan Stanley	68,157	SGD	50,000	USD	50,077	(77)
9/19/2018	Morgan Stanley	68,021	SGD	50,000	USD	49,977	23
9/19/2018	Morgan Stanley	67,963	SGD	50,000	USD	49,934	66
9/19/2018	Morgan Stanley	33,939	SGD	25,000	USD	24,935	65
9/19/2018	Morgan Stanley	33,941	SGD	25,000	USD	24,937	63
9/19/2018	Morgan Stanley	67,977	SGD	50,000	USD	49,944	56
9/19/2018	Morgan Stanley	34,002	SGD	25,000	USD	24,982	18
9/19/2018	Morgan Stanley	34,007	SGD	25,000	USD	24,986	14
9/19/2018	Morgan Stanley	34,026	SGD	25,000	USD	24,999	1
9/19/2018	Morgan Stanley	34,026	SGD	25,000	USD	25,000	-
9/19/2018	Morgan Stanley	68,038	SGD	50,000	USD	49,989	11
9/19/2018	Morgan Stanley	34,124	SGD	25,000	USD	25,072	(72)
9/19/2018	Morgan Stanley	34,137	SGD	25,000	USD	25,081	(81)
9/19/2018	Morgan Stanley	68,273	SGD	50,000	USD	50,162	(162)
9/19/2018	Morgan Stanley	68,395	SGD	50,000	USD	50,251	(251)
9/19/2018	Morgan Stanley	68,268	SGD	50,000	USD	50,158	(158)
9/19/2018	Morgan Stanley	1,612,081	THB	50,000	USD	48,780	1,220
9/19/2018	Morgan Stanley	1,631,346	THB	50,000	USD	49,363	637
9/19/2018	Morgan Stanley	1,631,996	THB	50,000	USD	49,382	618
9/19/2018	Morgan Stanley	1,633,496	THB	50,000	USD	49,428	572
9/19/2018	Morgan Stanley	1,638,166	THB	50,000	USD	49,569	431
9/19/2018	Morgan Stanley	1,642,726	THB	50,000	USD	49,707	293
9/19/2018	Morgan Stanley	1,643,756	THB	50,000	USD	49,738	262
9/19/2018	Morgan Stanley	1,647,331	THB	50,000	USD	49,846	153
9/19/2018	Morgan Stanley	1,651,761	THB	50,000	USD	49,981	19
9/19/2018	Morgan Stanley	1,875,888	TRY	400,000	USD	395,362	4,638
9/19/2018	Morgan Stanley	479,506	TRY	100,000	USD	101,061	(1,061)
9/19/2018	Morgan Stanley	16,222,332	TWD	550,000	USD	535,253	14,748
9/19/2018	Morgan Stanley	16,219,582	TWD	550,000	USD	535,162	14,838
9/19/2018	Morgan Stanley	1,507,000	TWD	50,000	USD	49,723	277
9/19/2018	Morgan Stanley	1,515,550	TWD	50,000	USD	50,005	(5)
9/19/2018	Morgan Stanley	1,512,507	TWD	50,000	USD	49,938	62
9/19/2018	Morgan Stanley	1,517,507	TWD	50,000	USD	50,070	(70)
9/19/2018	Morgan Stanley	1,525,250	TWD	50,000	USD	50,325	(325)
9/19/2018	Morgan Stanley	668,705	ZAR	50,000	USD	48,267	1,733
9/19/2018	Morgan Stanley	669,293	ZAR	50,000	USD	48,310	1,690
9/19/2018	Morgan Stanley	680,910	ZAR	50,000	USD	49,148	852
9/19/2018	Morgan Stanley	702,390	ZAR	50,000	USD	50,699	(699)
9/19/2018	Morgan Stanley	694,397	ZAR	50,000	USD	50,122	(122)
9/19/2018	Morgan Stanley	694,037	ZAR	50,000	USD	50,096	(96)
9/20/2018	Morgan Stanley	31,650,455	CLP	50,000	USD	48,616	1,384
9/20/2018	Morgan Stanley	63,490,910	CLP	100,000	USD	97,525	2,475
9/20/2018	Morgan Stanley	31,587,955	CLP	50,000	USD	48,520	1,480
9/20/2018	Morgan Stanley	31,892,955	CLP	50,000	USD	48,989	1,011
9/20/2018	Morgan Stanley	32,050,455	CLP	50,000	USD	49,231	769
9/20/2018	Morgan Stanley	31,885,455	CLP	50,000	USD	48,977	1,023
9/20/2018	Morgan Stanley	31,995,455	CLP	50,000	USD	49,146	854
9/20/2018	Morgan Stanley	31,952,955	CLP	50,000	USD	49,081	919
9/20/2018	Morgan Stanley	32,287,955	CLP	50,000	USD	49,596	404
9/20/2018	Morgan Stanley	32,340,455	CLP	50,000	USD	49,676	324
9/20/2018	Morgan Stanley	2,487,100	ILS	700,000	USD	683,447	16,553
9/20/2018	Morgan Stanley	89,331	ILS	25,000	USD	24,548	452
9/20/2018	Morgan Stanley	268,029	ILS	75,000	USD	73,653	1,346
9/20/2018	Morgan Stanley	89,274	ILS	25,000	USD	24,532	468
9/20/2018	Morgan Stanley	178,573	ILS	50,000	USD	49,071	929
9/20/2018	Morgan Stanley	89,324	ILS	25,000	USD	24,546	454
9/20/2018	Morgan Stanley	269,450	ILS	75,000	USD	74,044	956
9/20/2018	Morgan Stanley	89,822	ILS	25,000	USD	24,683	317
9/20/2018	Morgan Stanley	90,174	ILS	25,000	USD	24,780	221
9/20/2018	Morgan Stanley	90,199	ILS	25,000	USD	24,786	214
9/20/2018	Morgan Stanley	90,224	ILS	25,000	USD	24,793	207
9/20/2018	Morgan Stanley	90,249	ILS	25,000	USD	24,800	200
9/20/2018	Morgan Stanley	358,918	ILS	100,000	USD	98,629	1,371
9/20/2018	Morgan Stanley	362,725	ILS	100,000	USD	99,676	324
							411,593

	NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$39,498

BRL - Brazilian Real	PHP - Philippine Piso
CLP - Chilean Peso	PLN - Polish Zloty
COP - Colombian Peso	RUB - Russian Ruble
CZK - Czech Koruna	SEK - Swedish Krone
EUR - Euro	SGD - Singapore Dollar
HUF - Hungarian Forint	THB - Thai Baht
ILS - Israeli Shekel	TRY - Turkish Lira
INR - Indian Rupee	TWD - Taiwan Dollar
JPY - Japanese Yen	USD - U.S. Dollar
KRW - South Korean Won	ZAR - South African Rand
NOK - Norwegian Krone

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Principal Amount		Coupon Rate (%)	Maturity Date	Value
	U.S. TREASURY NOTES - 75.3%
$8,000,000	United States Treasury Note	0.750	7/31/2018	$7,993,244
6,000,000	United States Treasury Note	1.000	8/15/2018	5,993,691
15,000,000	United States Treasury Note	1.250	11/30/2018	14,949,023
9,000,000	United States Treasury Note	1.250	1/31/2020	8,828,965
45,000,000	United States Treasury Note	1.500	2/28/2019	44,782,910
9,000,000	United States Treasury Note	1.500	10/31/2019	8,889,434
9,000,000	United States Treasury Note	1.500	4/15/2020	8,841,094
9,000,000	United States Treasury Note	1.625	7/31/2019	8,927,051
	TOTAL U.S TREASURY NOTES (Cost - $109,303,812)			109,205,412

	TOTAL INVESTMENTS - 75.3% (Cost - $109,303,812)			$109,205,412
	OTHER ASSETS AND LIABILITIES - NET - 24.7%			35,744,156
	TOTAL NET ASSETS - 100.0%			$144,949,568

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

	Description	Contracts	Counterparty	Expiration Date	Notional Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
	SHORT FUTURES CONTRACTS
	AT&T, Inc.	1,072	Morgan Stanley	Sep-18	3,459,344	$45,579
	Australian Dollar Future	206	Morgan Stanley	Sep-18	15,239,880	110,350
	Brazilian Real Future	596	Morgan Stanley	Aug-18	15,317,200	423,160
	Canadian Dollar Future	137	Morgan Stanley	Sep-18	10,433,920	(69,190)
	Coca-Cola Co.	471	Morgan Stanley	Sep-18	2,076,639	(15,388)
	Coffee 'C' Future+	195	Morgan Stanley	Sep-18	8,416,688	274,219
	Corn Future+	293	Morgan Stanley	Dec-18	5,438,813	(12,300)
	Euro FX Future	83	Morgan Stanley	Sep-18	12,176,619	75,219
	Gold 100 Oz. Future +	104	Morgan Stanley	Aug-18	13,046,800	36,670
	Lean Hogs Future +	189	Morgan Stanley	Aug-18	5,779,620	31,410
	Live Cattle Future +	252	Morgan Stanley	Aug-18	10,757,880	(274,430)
	LME Zinc Future +	71	Morgan Stanley	Sep-18	5,071,175	39,276
	Mexican Peso Future	337	Morgan Stanley	Sep-18	8,376,135	(332,555)
	New Zealand Dollar Future	244	Morgan Stanley	Sep-18	16,518,800	160,365
	PepsiCo, Inc.	324	Morgan Stanley	Sep-18	3,545,532	(280,584)
	Platinum Future+	298	Morgan Stanley	Oct-18	12,779,730	148,500
	Procter & Gamble Co.	422	Morgan Stanley	Sep-18	3,311,012	(173,126)
	Silver Future +	52	Morgan Stanley	Sep-18	4,211,480	65,000
	Southern Co.	840	Morgan Stanley	Sep-18	3,910,200	(219,022)
	Soybean Future +	234	Morgan Stanley	Nov-18	10,296,000	781,025
	Soybean Oil Future +	371	Morgan Stanley	Dec-18	6,620,124	(53,424)
	Swiss Franc Future	219	Morgan Stanley	Sep-18	27,799,313	255,956
	TRY/USD Future	45	Morgan Stanley	Sep-18	4,741,425	(18,675)
	US 10 Year Note (CBT) Future	553	Morgan Stanley	Sep-18	66,463,688	(686,930)
	US Long Bond (CBT) Future	106	Morgan Stanley	Sep-18	15,370,000	(499,359)
	World Sugar #11 Future+	537	Morgan Stanley	Sep-18	7,367,640	54,130
						(134,124)
	LONG FUTURES CONTRACTS
	Abbott Laboratories	1,137	Morgan Stanley	Sep-18	6,968,673	(225,024)
	Alphabet, Inc.	33	Morgan Stanley	Sep-18	3,745,599	(101,650)
	Amazon.com, Inc.	43	Morgan Stanley	Sep-18	7,346,980	150,556
	Apple, Inc.	294	Morgan Stanley	Sep-18	5,470,458	(228,972)
	Bank of America Corp.	1,478	Morgan Stanley	Sep-18	4,188,652	(189,849)
	Booking Holdings, Inc.	18	Morgan Stanley	Sep-18	3,667,644	(204,703)
	Canola (WCE) Future +	669	Morgan Stanley	Nov-18	5,181,324	(158,708)
	Chevron Corp.	261	Morgan Stanley	Sep-18	3,316,266	55,032
	Cisco Systems, Inc.	1,138	Morgan Stanley	Sep-18	4,921,850	(52,064)
	Cocoa Future +	378	Morgan Stanley	Sep-18	9,495,360	494,470
	ConocoPhillips Corp.	649	Morgan Stanley	Sep-18	4,540,404	90,816
	Cotton No.2 Future +	260	Morgan Stanley	Dec-18	10,909,600	(248,565)
	FedEx Corp.	100	Morgan Stanley	Sep-18	2,282,300	(291,686)
	Home Depot, Inc.	222	Morgan Stanley	Sep-18	4,353,642	51,417
	Intel Corp.	838	Morgan Stanley	Sep-18	4,187,486	(629,690)
	JP Morgan Chase & Co.	572	Morgan Stanley	Sep-18	5,991,128	(269,955)
	Japanese Yen Future	78	Morgan Stanley	Sep-18	8,840,813	(123,338)
	LME Aluminum Future +	76	Morgan Stanley	Sep-18	4,050,325	(350,549)
	LME Nickel Future +	50	Morgan Stanley	Sep-18	4,468,350	(264,450)
	Microsoft Corp.	616	Morgan Stanley	Sep-18	6,105,792	(184,523)
	Mill Wheat Euro Future +	265	Morgan Stanley	Dec-18	2,811,681	(96,985)
	Nike, Inc.	749	Morgan Stanley	Sep-18	5,998,741	451,153
	NY Harbor ULSD Heating Oil Future +	122	Morgan Stanley	Jul-18	11,322,503	240,891
	Palladium Future +	61	Morgan Stanley	Sep-18	5,800,490	(106,750)
	Soybean Meal Future +	145	Morgan Stanley	Dec-18	4,783,550	(559,780)
	USD/SEK Future	247	Morgan Stanley	Sep-18	24,607,920	603,116
	Wal-Mart, Inc.	58	Morgan Stanley	Sep-18	499,322	2,312
	WTI Crude Future +	191	Morgan Stanley	Aug-18	14,162,650	1,392,390
						(755,088)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(889,212)
+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” approved by the Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Funds’ assets and liabilities measured at fair value:

Aspect Core Diversified Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$ -	$28,068,572	$ -	$28,068,572
Futures Contracts	429,016	-	-	429,016
Total	$429,016	$28,068,572	$ -	$28,497,588
Liabilities
Forward Foreign Currency Contracts	$ -	$88,518	$ -	$88,518
Total	$ -	$88,518	$ -	$88,518

Chesapeake Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$ -	$109,205,412	$ -	$109,205,412
Total	$ -	$109,205,412	$ -	$109,205,412
Liabilities
Futures Contracts	$ -	$889,212	$ -	$889,212
Total	$ -	$889,212	$ -	$889,212

There were no transfers in to or out of any levels during the current period presented. It is the Fund's policy to record transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Equinox Aspect Core Strategy Fund with Equinox Aspect Core Strategy Fund Limited ("EACDS-CFC") and Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”) – The Consolidated Financial Statements include the accounts of EACDS-CFC and ECS-CFC, each a foreign controlled corporation, and collectively the “CFCs”, wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective CFC which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:
	Inception Date of CFC	CFC Net Assets at June 30, 2018	% Of Total Net Assets at June 30, 2018
EACDS-CFC	11/7/2014	$478,770	1.3%
ECS-CFC	4/19/2012	$7,550,123	5.2%

Futures Contracts – The Equinox Aspect Core Diversified Strategy Fund and Equinox Chesapeake Strategy Fund are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the period ended June 30, 2018, the net unrealized appreciation/(depreciation) on futures contracts amounted to $429,016 and $(889,212), respectively.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with investments in foreign securities.

Forward Foreign Currency Exchange Contracts – The Aspect Core Diversified Strategy Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2018:

Liability Derivatives Investment Fair Value
Aspect Core Diversified Strategy Fund	Commodity	Currency	Equity	Interest Rate	Total as of June 30, 2018
Futures Contracts	$261,118	$286,913	$(160,542)	$41,527	$429,016
Forward Foreign Currency Contracts	-	88,518	-	-	88,518
Total	$261,118	$375,431	$(160,542)	$41,527	$517,534
Equinox Chesapeake Strategy Fund	Commodity	Currency	Equity	Interest Rate	Total as of June 30, 2018
Futures Contracts	$1,432,038	$1,084,408	$(2,219,369)	$(1,186,289)	$(889,212)

The notional value of the derivative instruments outstanding as of June 30, 2018 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s Principal executive and Principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 8/28/2018

By (Signature and Title)

*/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 8/28/2018